Schedule of revenue disaggregate (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Total	$ 3,202,692	$ 4,151,088	$ 5,376,693
Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Total	190,856	812,609	484,951
Goods or services transferred over time [member]
IfrsStatementLineItems [Line Items]
Total	3,011,836	3,338,479	4,891,742
Australian [member]
IfrsStatementLineItems [Line Items]
Total	1,022,079	1,442,596	2,139,865
North American [member]
IfrsStatementLineItems [Line Items]
Total	1,959,044	2,428,370	2,765,808
Other [member]
IfrsStatementLineItems [Line Items]
Total	221,569	280,122	471,020
Subscriptions [member]
IfrsStatementLineItems [Line Items]
Total	3,011,836	3,338,479	4,891,743
Advertising [member]
IfrsStatementLineItems [Line Items]
Total	140,907	251,368	315,524
Services [member]
IfrsStatementLineItems [Line Items]
Total	$ 49,949	$ 561,241	$ 169,426